Convertible Debt (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended
	Jun. 22, 2026	Mar. 23, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Convertible Debt [Line Item]
Face value		$ 21,000
Gross proceeds		$ 19,000		$ 17,930
Unamortized discount			$ 1,790,000	1,790,000
amortization and issuance costs			$ 1,328,000	$ 1,442,000
Percentage of additional premium				4.00%
Issuance costs total				$ 1,079,000
Aggregate value	$ 2,485,000
Issuance of shares to settle principal installment	265,907
Note [Member]
Convertible Debt [Line Item]
Amount of monthly installments				$ 2,300
Maturity date		Mar. 23, 2027